Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Used in Operating Activities
Net (loss) income	$ (18,840)	$ 964	$ (30,984)	$ (32,785)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Unit-based compensation	689	339	910	815
Change in fair value of embedded derivative liability	478	41	(766)	65
Non-cash interest expense on notes payable	352	352	455	104
Equity method investment gain	(784)	(381)	632	63
Loss on conversion of promissory notes	1,119	0
Depreciation expense	69	0
Non-cash rent costs	123	74
Other, net	0	18	232	305
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(965)	(339)	(230)	(231)
Inventory	(662)	0
Accounts payable	3,181	(39)	9	(143)
Accrued employee benefits	2,803	983	3,181	553
Accrued expenses	357	(63)	1,230	285
Other current liabilities	(72)	(42)
Other assets	0	(201)	(218)	0
Net Cash Used in Operating Activities	(16,391)	(7,387)	(19,476)	(9,950)
Cash Flows Used in Investing Activities
Purchase of shares in equity method investees	0	(2,000)	(2,000)	0
Contributions to equity method investees	0	(130)	(130)	(205)
Loans to equity method investee	(5,035)	0	(2,600)	0
Acquisition of property, plant and equipment	(706)	(124)	(645)	0
Proceeds received related to PCT stock sale	1,364	708	708	0
Net Cash Used in Investing Activities	(4,377)	(1,546)	(4,667)	1,483
Cash Flows Provided by Financing Activities
Proceeds from issuance of capital, net of issuance costs	10,037	3,211	16,009	12,891
Proceeds from the issuance of units to NCI	10,827	104	337	313
Proceeds from convertible notes payable	0	1,188
Payment of debts	(590)	(14)	(65)	(4,037)
Receipt of Capital from Class I Unitholder	0	130	130	205
Net Cash Provided by Financing Activities	20,274	4,619	19,174	11,672
Net Decrease in Cash, Cash Equivalents and Restricted Cash	(494)	(4,314)	(4,969)	3,205
Cash, Cash Equivalents and Restricted Cash Beginning of period	2,575	7,544	7,544	4,339
Cash, Cash Equivalents and Restricted Cash End of period	2,081	3,230	2,575	7,544
Supplemental Cash Flow Information
Cash paid for interest	99	146	297	547
Supplemental Disclosure of Noncash Financing Information
Accretion of redeemable units to redemption value	4,777	7,912
Receivable related to PCT stock sale	389	0
Debt discount and embedded derivative upon issuance	0	647	1,119	1,576
Issuance of Class Preferred B Units to extinguish convertible notes payable	396	100
Issuance of Class B Preferred Units in exchange for Innventus ESG Fund Equity	183	0
Issuance of NCI in exchange for interest in Innventus ESG Fund	146	0
Commissions Incurred But Not Yet Paid	222	0
Noncontrolling Interests Issuance Costs Incurred But Not Yet Paid	121	0
Issuance of Class B Preferred Units to extinguish consulting fees payable	24	0
Issuance of units to NCI in exchange of convertible promissory notes	7,324	0
Recognition of right of use asset and corresponding lease liability	0	731	730	368
Related party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (loss) gain on investments	160	337	(232)	(238)
Cash Flows Provided by Financing Activities
Proceeds from convertible notes payable			1,004	4,000
Payment of debts				(12)
Supplemental Disclosure of Noncash Financing Information
Issuance of Class Preferred B Units to extinguish convertible notes payable			504	0
Nonrelated party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (loss) gain on investments	$ (4,399)	$ (9,430)	6,448	7,196
Cash Flows Provided by Financing Activities
Proceeds from convertible notes payable			2,000	0
Supplemental Disclosure of Noncash Financing Information
Issuance of Class Preferred B Units to extinguish convertible notes payable			$ 806	$ 1,602